Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short term deposits	$ 4,052	$ 3,011
Short-term investment	6	1
Fair Value, Recurring [Member]
Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short term deposits	4,052	3,011
Short-term investment	6	1
Level 1 [Member] | Fair Value, Recurring [Member]
Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short term deposits
Short-term investment	6	1
Level 2 [Member] | Fair Value, Recurring [Member]
Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short term deposits	4,052	3,011
Short-term investment
Level 3 [Member] | Fair Value, Recurring [Member]
Schedule of Financial Assets and Liabilities Measured at Fair value Recurring Basis [Line Items]
Short term deposits
Short-term investment